CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
Cash and balances at central bank
Cash	$ 7,981,486		$ 9,439,363
Due from central banks	8,762,476		7,504,135
Due from other private financial entities	5,985,138		7,778,937
Checks on hold	55,091		132,929
Remittances of domestic negotiated checks in transit	21,444		26,172
Total cash and due from banks	22,805,635		24,881,536
Money market transactions
Interbank borrowings	2,437,175		2,239,615
Reverse repurchase agreements and other similar secured loans	4,673,590		5,722,948
Total money market transactions	7,110,765		7,962,563
Total cash and cash equivalents	29,916,400	[1]	32,844,099
Discontinued operations
Money market transactions
Total cash and cash equivalents	3,517,759
Margin deposits
Money market transactions
Restricted cash	520,105		$ 530,924
Banistmo S.A. | Disposal groups classified as held for sale | Discontinued operations
Money market transactions
Total cash and cash equivalents	$ 3,517,759
Grupo Agromercantil Holding S.A. | Legal banking reserve
Money market transactions
Mandatory reserve percentage in central bank	14.60%
All Panamanian banks | Liquidity reserve | Minimum
Money market transactions
Mandatory reserve percentage in central bank	30.00%
Banco Agrícola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agrícola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	16.00%
Banco Agrícola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agrícola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	18.00%
Bancolombia S.A.
Money market transactions
Reserves to be maintained, percentage of deposits mentioned in Article 1, paragraph (a)	7.00%
Reserve to be maintained, percentage of customer deposits	2.50%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.